Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 04, 2012
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund
Central Index Key	dei_EntityCentralIndexKey	0001383496
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ADEX1
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 04, 2012
Prospectus Date	rr_ProspectusDate	Nov. 13, 2012
First Trust Energy AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until December 6, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 28, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following December 6, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of December 31, 2010, the Index was comprised of 55 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

ENERGY SECTOR RISK. The Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices have been extremely volatile.

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Energy Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for the Russell 1000(R) Energy Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST ENERGY ALPHADEX(R) FUND-TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on NAV for the period 12/31/2010 to 9/30/2011 was -21.46%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the three-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 29.92% and -38.75%, respectively, for the quarters ended June 30, 2008 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
First Trust Energy AlphaDEX Fund | First Trust Energy AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2008	rr_AnnualReturn2008	(50.78%)
Annual Return 2009	rr_AnnualReturn2009	47.52%
Annual Return 2010	rr_AnnualReturn2010	27.77%
1 Year	rr_AverageAnnualReturnYear01	27.77%
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Energy AlphaDEX Fund | After Taxes on Distributions | First Trust Energy AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
First Trust Energy AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Energy AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
First Trust Energy AlphaDEX Fund | StrataQuant(R) Energy Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
First Trust Energy AlphaDEX Fund | Russell 1000(R) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.36%)
First Trust Energy AlphaDEX Fund | S&P 500(R) Energy Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.46%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
First Trust Energy AlphaDEX Fund | Russell 1000(R) Energy Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.11%
Since Inception	rr_AverageAnnualReturnSinceInception
First Trust Mid Cap Core AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until December 6, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 28, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following December 6, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400 Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of December 31, 2010, the Index was comprised of 296 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

SMALLER COMPANY RISK. The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST MID CAP CORE ALPHADEX(R) FUND-TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on NAV for the period 12/31/2010 to 9/30/2011 was -12.13%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the three-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 24.50% and -26.89%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
First Trust Mid Cap Core AlphaDEX Fund | First Trust Mid Cap Core AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,135
Annual Return 2008	rr_AnnualReturn2008	(36.77%)
Annual Return 2009	rr_AnnualReturn2009	47.38%
Annual Return 2010	rr_AnnualReturn2010	27.03%
1 Year	rr_AverageAnnualReturnYear01	27.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Mid Cap Core AlphaDEX Fund | After Taxes on Distributions | First Trust Mid Cap Core AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
First Trust Mid Cap Core AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Mid Cap Core AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
First Trust Mid Cap Core AlphaDEX Fund | Defined Mid Cap Core Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
First Trust Mid Cap Core AlphaDEX Fund | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
First Trust Small Cap Core AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until December 6, 2012. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 28, 2012. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following December 6, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600 Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of December 31, 2010, the Index was comprised of 444 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

SMALLER COMPANY RISK. The Fund invests in small capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past three years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2010. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND-TOTAL RETURNS(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1) The Fund's year-to-date return based on NAV for the period 12/31/2010 to 9/30/2011 was -14.66%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the three-year period ended December 31, 2010, the Fund's highest and lowest calendar quarter returns were 29.60% and -27.22%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
First Trust Small Cap Core AlphaDEX Fund | First Trust Small Cap Core AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,177
Annual Return 2008	rr_AnnualReturn2008	(34.28%)
Annual Return 2009	rr_AnnualReturn2009	37.12%
Annual Return 2010	rr_AnnualReturn2010	26.92%
1 Year	rr_AverageAnnualReturnYear01	26.92%
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2007
First Trust Small Cap Core AlphaDEX Fund | After Taxes on Distributions | First Trust Small Cap Core AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.73%
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
First Trust Small Cap Core AlphaDEX Fund | After Taxes on Distributions and Sales | First Trust Small Cap Core AlphaDEX Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.48%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
First Trust Small Cap Core AlphaDEX Fund | Defined Small Cap Core Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.94%
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
First Trust Small Cap Core AlphaDEX Fund | S&P SmallCap 600 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%

[1]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until December 6, 2012. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after December 6, 2012 upon 60 days' written notice.